Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Company [Member] | ASE [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | USIINC [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
The Company [Member] | SPIL [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembly, testing and turnkey services of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASE Holding Limited [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | J & R Holding Limited ("J&R Holding") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Innosource Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	71.00%	71.00%
ASE [Member] | ASE Marketing & Service Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing and sales services
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE [Member] | Luchu Development Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development of real estate properties
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	67.10%	67.10%
ASE [Member] | ASEEE [member]
Disclosure of subsidiaries [Line Items]
Main Business	Merged into ASE in February 2020
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	0.00%	100.00%
ASE [Member] | Advanced Microelectronic Products Inc. ("AMPI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	7.60%	7.60%
ASE Test Inc [Member] | Luchu Development Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development of real estate properties
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	19.00%	19.00%
ASE Test Inc [Member] | TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in information software services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	60.00%	60.00%
ASE Test Inc [Member] | MingFeng Information Service Corp., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in information software services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Inc [Member] | Advanced Microelectronic Products Inc. ("AMPI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of integrated circuit
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	43.40%	43.40%
ASE Test Inc [Member] | Alto Enterprises Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Inc [Member] | Super Zone Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASE Holding Limited [Member] | ASE Test Limited ("ASE Test") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	10.20%	10.20%
ASE Holding Limited [Member] | ASE Investment (Labuan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	70.10%	70.10%
J&R Holding Limited [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	8.40%	8.40%
J&R Holding Limited [Member] | ASE Test Limited ("ASE Test") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	89.80%	89.80%
J&R Holding Limited [Member] | J&R Industrial Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in leasing equipment and investing activity
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | ASE Japan Co., Ltd. ("ASE Japan") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | ASE (U.S.) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	After-sales service and sales support
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | Global Advanced Packaging Technology Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | Suzhou ASEN Semiconductors Co., Ltd. ("ASEN") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | Anstock Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in financing activity
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
J&R Holding Limited [Member] | Anstock II Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in financing activity
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Innosource Limited Investor [Member] | Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	20.60%	20.60%
Innosource Limited Investor [Member] | ASE (Shanghai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	8.50%	8.50%
Omniquest Industrial Limited [Member] | ASE Corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Alto Enterprises Limited [Member] | ASE (Kunshan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	22.90%	22.90%
Alto Enterprises Limited [Member] | ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	85.90%	85.90%
Super Zone Holdings Limited [Member] | Advanced Semiconductor Engineering (China) Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Investment Labuan Inc [Member] | ASE (Korea) Inc. ("ASE Korea") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Korea
Percentage of Ownership (%)	100.00%	100.00%
ASE Korea [Member] | ASE WeiHai Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Shandong, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Test Holdings, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Holdings (Singapore) Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE Test [Member] | ASE Investment (Labuan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	29.90%	29.90%
ASE Test Holdings Ltd [Member] | ISE Labs, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
ISE Labs Inc [Member] | ISE Services Inc [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in wafer procurement and customer product management services and commenced operations in February 2020
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	0.00%
ASE Holdings (Singapore) Pte Ltd [Member] | ASE Electronics (M) Sdn. Bhd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
Global Advanced Packaging Technology Limited [Member] | ASE Assembly & Test (Shanghai) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Global Advanced Packaging Technology Limited [Member] | ASE Advanced Semiconductor Shanghai Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors and was established and spun off from ASESH in November 2020
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	0.00%
ASESH [Member] | ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	14.10%	14.10%
ASESH [Member] | Shanghai Ding Hui Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	60.00%	60.00%
ASESH [Member] | ISE Labs, China, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductor
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASESH [Member] | Wuxi Tongzhi Microelectronics Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Wuxi, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Qi Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Wei Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Yu Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Kun Shan Ding Hong Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Ding Xu Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
DH [Member] | Shanghai Dingyao Estate Development Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in property management and was invested in April 2020
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	0.00%
DH [Member] | Shanghai Ding Fan Business Management Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties (acquired from DW in November 2020)
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	0.00%
DW [Member] | Shanghai Ding Fan Business Management Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in leasing and management of real estate properties (disposed to DH in November 2020)
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	0.00%	100.00%
ASE Investment Kun Shan Limited [Member] | ASE (Kunshan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	49.30%	49.30%
ASE Corporation [Member] | ASE Mauritius Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Mauritius
Percentage of Ownership (%)	100.00%	100.00%
ASE Corporation [Member] | ASE Labuan Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
ASE Mauritius Inc [Member] | ASE (Kunshan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	27.80%	27.80%
ASE Mauritius Inc [Member] | ASE (Shanghai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	91.50%	91.50%
ASE Labuan Inc [Member] | ASE Electronics Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE (Shanghai) Inc. [Member] | Shanghai Ding Hui Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	40.00%	40.00%
ASE (Shanghai) Inc. [Member] | Advanced Semiconductor Engineering (HK) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the trading of substrates
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASE (Shanghai) Inc. [Member] | Universal Scientific Industrial (Shanghai) Co., Ltd. ("USISH") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sales of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	0.80%	0.80%
USIINC [Member] | Huntington Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co Ltd [Member] | Unitech Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co Ltd [Member] | Real Tech Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Huntington Holdings International Co Ltd [Member] | Universal ABIT Holding Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	In the process of liquidation
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Real Tech Holdings Limited [Member] | Universal Scientific Industrial (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Liquidated in June 2020
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	0.00%	100.00%
Real Tech Holdings Limited [Member] | USI Enterprise Limited ("USIE") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the service of investment advisory and warehousing management
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	95.90%	95.80%
USIE [Member] | USISH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sales of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	76.60%	77.70%
USISH [Member] | Universal Global Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Technology (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing and manufacturing of electronic components
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Universal Global Technology (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | USI Electronics (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sales of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	50.00%	50.00%
USISH [Member] | Universal Global Electronics (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the sales of electronic components and telecommunications equipment
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
USISH [Member] | Huanrong Electronics (Huizhou) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services (acquired from Universal Global Electronics (Shanghai) Co., Ltd. in November 2020)
Establishment and Operating Location	Huizhou, China
Percentage of Ownership (%)	100.00%	0.00%
USISH [Member] | FINANCIERE AFG（FAFG ) [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	10.40%	0.00%
Universal Global Technology Co Limited [Member] | USI America Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Global Industrial Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in manufacturing, trading and investing activity
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Global Scientific Industrial Co., Ltd. ("UGTW") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembling of motherboards and computer components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | USI Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | USI Electronics (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sales of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	50.00%	50.00%
Universal Global Technology Co Limited [Member] | Universal Global Electronics Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Scientific Industrial (France) ("USIFR") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities and was established in August 2019
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Technology Co Limited [Member] | Universal Scientific Industrial Vietnam Company Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in IC assembly for wearable devices and was established in July 2020.
Establishment and Operating Location	Vietnam
Percentage of Ownership (%)	100.00%	0.00%
UGTW [Member] | Universal Scientific Industrial Co., Ltd. ("USI") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
USI Electronics Shenzhen Co Ltd [Member] | Huanrong Electronics (Huizhou) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services (disposed to USISH in November 2020)
Establishment and Operating Location	Huizhou, China
Percentage of Ownership (%)	0.00%	100.00%
Universal Global Electronics Co Ltd [Member] | Semicondutores Avancados do Brasil S.A. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Liquidated in December 2020
Establishment and Operating Location	Brasil
Percentage of Ownership (%)	0.00%	75.00%
Universal Global Electronics Co Ltd [Member] | Universal Scientific Industrial Poland Sp. z o.o. ("USIPL") (The name was changed on June 2020 and the former name was Chung Hong Electronics Poland Sp. z o.o.)
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components and new electronic applications
Establishment and Operating Location	Poland
Percentage of Ownership (%)	100.00%	60.00%
Universal Global Electronics (Shanghai) Co., Ltd. [member] | USI Science and Technology (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties and was established in November 2020.
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	100.00%	0.00%
USIFR [Member] | FAFG [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	89.60%	0.00%
USIFR [Member] | ASTEELFLASH GROUP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)		0.00%
FAFG [member] | ASTEELFLASH GROUP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	0.00%
FAFG [member] | MANUFACTURING POWER TUNISIA [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.10%
FAFG [member] | ASTEELFLASH MEXICO S.A. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	0.10%
ASTEELFLASH GROUP [member] | MANUFACTURING POWER TUNISIA [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.90%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH MEXICO S.A. de C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	99.90%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH (BEDFORD) LIMITED [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	United Kingdom
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH FRANCE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
Percentage of Ownership (%)	99.90%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH HONG KONG LIMITED [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH GERMANY GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GROUP [member] | ASTEELFLASH US HOLDING CORP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GROUP [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH GROUP [member] | AFERH TUNISIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of human resources
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.50%	0.00%
ASTEELFLASH GROUP [member] | ASTEEL ELECTRONICS MANUFACTURING SERVICES [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	0.10%
ASTEELFLASH (BEDFORD) LIMITED [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH TECHNOLOGIE [Member] | ASTEELFLASH FRANCE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
Percentage of Ownership (%)		0.00%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH FRANCE [Member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	94.20%	0.00%
ASTEELFLASH FRANCE [Member] | ASTEEL ELECTRONICS MANUFACTURING SERVICES [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.90%	0.00%
ASTEELFLASH FRANCE [Member] | SCI CHASSET [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management and operation of real estate properties and holding the ownership of real estate properties
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH FRANCE [Member] | AFERH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of human resources
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH TECHNOLOGIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in projection of plastic and the design and manufacturing of industrial components
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH FRANCE [Member] | ASTEELFLASH BRETAGNE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	France
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH TUNISIE S.A. [member] | ASTEEL ELECTRONIQUE TUNISIE [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH TUNISIE S.A. [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
AFERH [Member] | AFERH TUNISIE [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management, training and consulting of human resources
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)	99.50%	0.00%
ASTEELFLASH HONG KONG LIMITED [Member] | ASTEELFLASH SUZHOU CO LTD [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH SUZHOU CO., LTD. [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH SUZHOU CO., LTD. [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH HERSFELD GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH EBERBACH GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH BONN GmbH [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH SCHWANDORF GmbH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH PLZEN S.R.O. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Czech Republic
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GERMANY GmbH [member] | ASTEELFLASH DESIGN SOLUTIONS HAMBOURG GmbH [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Germany
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH GERMANY GmbH [member] | EN ELECTRONICNETWORK SRL [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Romania
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH MEXICO S.A. de C.V. [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH US HOLDING CORP. [member] | ASTEELFLASH USA CORP [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	0.00%
ASTEELFLASH USA CORP. [member] | ASTEELFLASH TUNISIE S.A. [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
ASTEELFLASH USA CORP. [member] | ASTEEL ELECTRONIQUE FOUCHANA [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design and manufacturing of electronic components
Establishment and Operating Location	Tunisia
Percentage of Ownership (%)		0.00%
SPIL [Member] | SPIL (B.V.I.) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
SPIL [Member] | Siliconware Investment Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member] | Siliconware USA, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing activities
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
SPIL (B.V.I.) Holding Limited [Member] | SPIL (Cayman) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
SPIL Cayman Holding Limited [Member] | Siliconware Technology (Suzhou) Limited ("SZ") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	100.00%	100.00%
SPIL Cayman Holding Limited [Member] | Siliconware Electronics (Fujian) Co., Limited ("SF") [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors and was disposed in October 2020 (Note 30)
Establishment and Operating Location	Fujian, China
Percentage of Ownership (%)	0.00%	100.00%